NOTE 20: RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Due from related parties	$ 0	$ 133,775
Due to related parties	$ 12,575	$ 16,170